LONG-TERM INVESTMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2022
LONG-TERM INVESTMENTS, NET
Schedule of components of long-term investments

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Equity method investments
AnPac Beijing Health Management Co., Ltd (“AnPac Beijing”)	923	836	125